UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6685

John Hancock Patriot Global Dividend Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	July 31

Date of reporting period: 	October 31, 2004


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Global Dividend Fund

10.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


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

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
October 31, 2004 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 28.82%                                                                                                 $49,876,152
(Cost $54,117,337)

Electric Utilities 17.42%                                                                                             30,149,948
Alliant Energy Corp.                                                                                     127,420       3,361,340
Ameren Corp.                                                                                              30,000       1,440,000
CH Energy Group, Inc.                                                                                    112,900       5,038,727
DTE Energy Co.                                                                                           116,900       4,992,799
Great Plains Energy, Inc.                                                                                 10,000         284,900
NSTAR                                                                                                     79,000       3,908,130
OGE Energy Corp.                                                                                           5,200         131,924
Progress Energy, Inc.                                                                                     28,000       1,156,400
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)                                                35,000           5,600
Puget Energy, Inc.                                                                                       112,800       2,623,728
TECO Energy, Inc.                                                                                        143,700       2,011,800
WPS Resources Corp.                                                                                       60,400       2,869,000
Xcel Energy, Inc.                                                                                        136,000       2,325,600

Gas Utilities 3.90%                                                                                                    6,751,290
KeySpan Corp.                                                                                            102,000       4,074,900
NiSource, Inc.                                                                                            44,000         943,800
Peoples Energy Corp.                                                                                      40,500       1,732,590


Integrated Telecommunication Services 0.00%                                                                                  154
Touch America Holdings, Inc. (H)                                                                          77,000             154

Multi-Utilities & Unregulated Power 7.50%                                                                             12,974,760
Aquila, Inc. (I)                                                                                         154,000         488,180
Dominion Resources, Inc.                                                                                  47,500       3,055,200
Duke Energy Corp.                                                                                         58,000       1,422,740
Energy East Corp.                                                                                        194,000       4,888,800
Public Service Enterprise Group, Inc.                                                                     16,000         681,440
Sierra Pacific Resources (I)                                                                             254,000       2,438,400

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 69.30%                                                                                             $119,929,876
(Cost $116,454,013)

Agricultural Products 1.98%                                                                                            3,431,250
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            45,000       3,431,250

Broadcasting & Cable TV 3.83%                                                                                          6,630,056
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                           B+            166,200       4,214,832
Shaw Communications, Inc., 8.50% (Canada)                                                  B+             95,200       2,415,224

Consumer Finance 3.04%                                                                                                 5,257,800
SLM Corp., 6.97%, Ser A                                                                    BBB+           92,000       5,257,800

Diversified Banks 3.03%                                                                                                5,240,800
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A-             80,000       4,284,000
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A              40,000         956,800

Electric Utilities 13.28%                                                                                             22,975,157
Alabama Power Co., 5.20%                                                                   BBB+          210,000       5,187,000
Central Illinois Light Co., 4.64%                                                          Baa2            7,460         658,112
Central Maine Power Co., 4.75% (G)                                                         Baa2           11,015         961,059
Connecticut Light & Power Co., 3.90%, Ser 1949                                             Baa2           26,679         924,595
Duquesne Light Co., 6.50%                                                                  BB+            32,000       1,644,800
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-           21,800         697,600
Massachusetts Electric Co., 4.76%                                                          BBB+            6,166         576,714
Northern Indiana Public Service Co., 7.50%                                                 BB+            22,845       2,329,477
PSI Energy, Inc., 6.875% (W)                                                               BBB-           46,000       4,807,000
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          220,800       5,188,800

Gas Utilities 4.30%                                                                                                    7,439,945
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          146,000       6,893,945
Southern Union Co., 7.55%                                                                  BB+            20,000         546,000

Industrial Conglomerates 0.75%                                                                                         1,289,790
Grand Metropolitan Delaware, L.P., 9.42%, Ser A                                            BBB+           51,000       1,289,790

Integrated Oil & Gas 0.55%                                                                                               959,200
Coastal Finance I, 8.375%                                                                  CCC-           40,000         959,200

Integrated Telecommunication Services 0.02%                                                                               27,856
Touch America Holdings, Inc., $6.875 (G)(H)                                                D              13,928          27,856

Investment Banking & Brokerage 11.13%                                                                                 19,266,517
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                                BBB            61,000       3,059,150
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                                BBB            92,000       4,830,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          147,950       7,434,487
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                               BBB+           28,100       1,433,100
Merril Lynch & Co., Inc, 9.00%, Depositary Shares, Ser A                                   A-             98,000       2,509,780

Multi-Utilities & Unregulated Power 6.99%                                                                             12,093,341
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           10,000       1,056,250
Energy East Capital Trust I, 8.25%                                                         BBB-           55,700       1,481,620
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+            40,000       3,000,000
Public Service Electric & Gas Co., 6.92%                                                   BB+             7,000         730,625
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,824,846

Oil & Gas Exploration & Production 9.53%                                                                              16,501,465
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                         BBB-           52,300       5,297,012
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            47,550       4,790,663
Devon Energy Corp., 6.49%, Ser A                                                           BB+            50,000       5,267,190
Nexen, Inc., 7.35% (Canada)                                                                BB+            44,100       1,146,600

Other Diversified Financial Services 5.04%                                                                             8,718,296
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              85,200       4,549,680
J.P. Morgan Chase Capital XII, 6.25%                                                       A-             39,700       1,003,616
J.P Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                   A-             60,000       3,165,000

Regional Banks 3.37%                                                                                                   5,834,563
HSBC USA, Inc., $2.8575 (G)                                                                A2            108,550       5,834,563

Trucking 2.46%                                                                                                         4,263,840
AMERCO, 8.50%, Ser A                                                                       CCC+          162,000       4,263,840


                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.88%                                                                                          $3,257,000
(Cost $3,257,000)
Commercial Paper 1.88%                                                                                                 3,257,000

ChevronTexaco Corp., 11-01-04                                                              1.750       3,257,000       3,257,000
Total investments 100.00%                                                                                           $173,063,028



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John Hancock
Patriot Global Dividend Fund
Footnotes to Schedule of Investments
October 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors
    Service where Standard & Poor's ratings are not available unless otherwise indicated.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal
    Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,431,250 or 1.98% of the Fund's total investments as of October 31, 2004.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on October 31, 2004, including short-term investments, was $173,828,350. Gross unrealized appreciation and depreciation of investments aggregated $13,763,258 and $14,528,580, respectively, resulting in net unrealized depreciation of $765,322.


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

John Hancock
Patriot Global Dividend Fund
Transactions in securities of affiliated issuers
October 31, 2004 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the
Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended October 31, 2004, is set forth below.

                                        Beginning         Ending
                                            share          share       Realized       Dividend         Ending
Affiliate                                  amount         amount    gain (loss)         income          Value
--------------------------------------------------------------------------------------------------------------
PSI Energy, Inc., 6.875%
bought: none, sold: none                  46,000         46,000              --        79,063       4,807,000

Totals                                                                      $--       $79,063      $4,807,000



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For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol

Listed New York Stock Exchange: PGD


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of the John Hancock Patriot Global Dividend Fund.

P40Q1  10/04
       12/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    December 21, 2004